Equity	6 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY
11.	EQUITY

Ordinary Shares

The Company is authorized to issue up to 100,000,000 Ordinary Shares.

On October 17, 2019, the Company issued 10,000,000 Ordinary Shares, no par value, to three shareholders of 39Pu, who collectively owned 51% equity interest in 39Pu and entered into 39Pu VIE Agreements with the Company. As of December 31, 2019 and June 30, 2019, the Company had 36,180,314 Ordinary Shares and 26,180,314 Ordinary Shares issued and outstanding, respectively.

Warrants

A summary of warrants activity for the six months ended December 31, 2019 and 2018 was as follows:

	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2018	359,727	4.39 years	November 20, 2022

Balance of warrants outstanding as of December 31, 2018	359,727	3.39 years	November 20, 2022

Balance of warrants outstanding as of July 1, 2019	2,396,747	4.68 years	*

Balance of warrants outstanding as of December 31, 2019	2,396,747	4.18 years	*

*	Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2020, 2,037,020 shares will be expire on May 23, 2024.

Private placement warrants

On November 21, 2017, the company issued 359,727 warrants to the shareholder in connection with a private placement offering of 1,798,635 Ordinary Shares. The warrant has an exercise price of $1.31 per share and is exercisable for five years from the date of issuance.

As at December 31, 2019 and June 30, 2019, there were 359,727 warrants outstanding. The fair value of the warrants is $215,476 and $204,325, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

Registered direct offering warrants and placement agent warrants

On May 24, 2019, the Company issued warrants to investors in connection with a registered direct offering to purchase a total of 1,809,420 Ordinary Shares with a warrant term of five (5) years. On the same date, the Company issued warrants to the Placement Agent in connection with a registered direct offering to purchase a total of 227,600 Ordinary Shares with a warrant term of five (5) years. Both warrants have an exercise price of $1.86 per share.

The warrants have customary anti-dilution protections including a "full ratchet" anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional ordinary shares, options, warrants or other securities that are convertible into ordinary shares at a price lower than $1.86 per share. As such, the warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of December 31, 2019 and June 30, 2019, the Company estimated fair value of the registered direct offering warrants at $1,067,558 and $1,961,411, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

As of December 31, 2019 and June 30, 2019, the Company estimated fair value of the Placement Agent Warrants at $134,284 and $246,718, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for registered direct offering warrants.